Other income and expenses, net (Tables)	12 Months Ended
Dec. 31, 2023
Other Income And Expenses Net
Schedule of other income and expenses, net

	2023	2022	2021
ICMS tax incentives (i)	32,338	56,697	71,949
Changes in fair value of offtake agreement - note 16 (e)	2,268	24,267	-
Pre-operating expenses related to Aripuanã (ii)	-	(45,800)	(8,753)
Impairment of other assets (iii)	-	(9,302)	-
Changes in fair value of derivative financial instruments – note 16 (c)	(1,385)	1,363	7,486
Changes in asset retirement and environmental obligations - note 27 (ii)	(3,165)	(1,512)	(6,664)
Loss on sale of property, plant and equipment	(3,734)	(698)	(4,891)
Slow moving and obsolete inventory	(4,372)	(11,511)	(985)
Dams obligations - note 27	(6,960)	-	-
Contribution to communities	(13,134)	(17,233)	(7,070)
Provision for legal claims	(13,892)	(7,664)	(13,173)
Energy forward contracts – Changes in fair value – Note 16 (d)	(15,663)	-	-
Tax voluntary disclosure – VAT discussions (iv)	(86,906)	-	-
Others	4,021	8,719	(5,951)
Total other income and expenses, net	(110,584)	(2,674)	31,948

(i) Between December 2021 and December 2023, the Company adhered to a Brazilian Law that states that government grants of the “Imposto sobre circulação de mercadorias e serviços” (“ICMS”) tax incentives are considered investment subsidies and should be excluded from taxable income for the purpose of calculating the Corporate Income Tax and the Social Contribution on Net Income tax.

On December 29, 2023 a new law No. 14,789/2023 was published, revoking the treatment for purposes of IRPJ and CSLL of subsidies for investments by creating a new tax credit mechanism. The new rule also provides a limited concept of subsidy of investments only covering VAT benefits aimed to implement or expand an economic enterprise.

This new regulation will come into effect in 2024. The Company is still evaluating the impacts of the new Law and legal procedures that should be adopted.

(ii) In 2022, the main amounts were related to the idleness of the Aripuanã mine and plant relative to its nameplate capacity, which were recorded in this account until Aripuanã started to generate revenues in November 2022, when the idleness amounts started to be recorded as Cost of sales.

(iii) Amounts mainly related to the write-off of some non-commercial account receivables and taxes, which the Company does not expect to recover.

(iv) As previously reported throughout 2023, Nexa cooperated with the investigation carried out by the Fiscal Office of the State of Minas Gerais and the Public Ministry of Minas Gerais (the “MG Authorities”) of the practices of certain of Nexa’s former customers with respect to commercial transactions and related value-added tax (VAT), as well as Nexa’s relationship with such former customers.